Condensed Consolidated Statements of Stockholders' Equity / (Deficit) $ in Thousands		Preferred Stock shares	Common stock USD ($) shares		Common stock USN ($) shares	Additional paid-in capital USD ($)		Accumulated other comprehensive income / (loss) USD ($)	Accumulated deficit USD ($)	USD ($) shares
Beginning Balance at Dec. 31, 2023						$ 104,757	[1]	$ (1,578)	$ (95,066)	$ 8,113
Beginning Balance (in shares) at Dec. 31, 2023 | shares		13,765	17,794		17,794
Stock-based compensation expense						829	[1]			829
Issuance of common stock to vendor						253	[1]			253
Issuance of common stock to vendor (in shares) | shares			2,600		2,600
Cashless exercise of warrants into common stock (in shares) | shares			8		8
Issuance of Series A-1 Preferred Stock and warrants, net of issuance costs						6,508	[1]			6,508
Issuance of Series A-1 Preferred Stock and warrants, net of issuance costs (in shares) | shares			32,390		32,390
Foreign currency translation adjustment								473		473
Issuance of stock awards						21	[1]			21
Issuance of stock awards (in shares) | shares			68		68
Exchange of Preferred stock into common stock warrants (in shares) | shares		(6,356)
Deemed dividend on extinguishment of Preferred stock						7,094	[1]		(7,094)
Fair value of warrants reclassified from liability to equity						700	[1]			700
Deemed dividend on general release and amendment of Preferred stock						2,130	[1]		(2,130)
Conversion of Preferred stock into common stock (in shares) | shares		(6,553)	14,985		14,985
Exercise of warrants into common stock										24
Exercise of warrants into common stock (in shares) | shares			3,960		3,960
Net loss									(10,330)	(10,330)
Ending Balance at Dec. 31, 2024						122,316	[1]	(1,105)	(114,620)	6,591
Ending Balance (in shares) at Dec. 31, 2024 | shares		856	71,805		71,805
Stock-based compensation expense						250				250
Issuance of common stock to vendor						85				85
Issuance of common stock to vendor (in shares) | shares			600		600
Foreign currency translation adjustment								(1,005)		(1,005)
Net loss									(2,134)	(2,134)
Ending Balance at Mar. 31, 2025						122,651		(2,110)	(116,754)	3,787
Ending Balance (in shares) at Mar. 31, 2025 | shares		856	72,405		72,405
Beginning Balance at Dec. 31, 2024						122,316	[1]	(1,105)	(114,620)	6,591
Beginning Balance (in shares) at Dec. 31, 2024 | shares		856	71,805		71,805
Foreign currency translation adjustment										(3,069)
Net loss										(4,534)
Ending Balance at Jun. 30, 2025					$ 88,825	123,201		(4,174)	(119,154)	(127)
Beginning Balance at Dec. 31, 2024						122,316	[1]	(1,105)	(114,620)	6,591
Beginning Balance (in shares) at Dec. 31, 2024 | shares		856	71,805		71,805
Stock-based compensation expense						1,040	[1]			1,040
Fair value of warrants issued related to broker fees						159	[1]			159
Issuance of common stock to vendor						1,258	[1]			$ 1,258
Issuance of common stock to vendor (in shares) | shares			9,800		9,800					490,000
Foreign currency translation adjustment								(2,473)		$ (2,473)
Conversion of Preferred stock into common stock (in shares) | shares		(856)	13,816		13,816
Exercise of warrants into common stock	[1]		$ 0			0
Exercise of warrants into common stock (in shares) | shares			41,366		41,366
Net loss									(10,509)	(10,509)
Ending Balance at Dec. 31, 2025			$ 0	[1]		124,773	[1]	(3,578)	(125,129)	(3,934)
Ending Balance (in shares) at Dec. 31, 2025 | shares			136,787		136,787
Beginning Balance at Mar. 31, 2025						122,651		(2,110)	(116,754)	3,787
Beginning Balance (in shares) at Mar. 31, 2025 | shares		856	72,405		72,405
Stock-based compensation expense						260				260
Issuance of common stock to vendor						290				290
Issuance of common stock to vendor (in shares) | shares			2,600		2,600
Foreign currency translation adjustment								(2,064)		(2,064)
Conversion of Preferred stock into common stock (in shares) | shares		(856)	13,816		13,816
Exercise of warrants into common stock (in shares) | shares			4		4
Net loss									(2,400)	(2,400)
Ending Balance at Jun. 30, 2025					$ 88,825	123,201		(4,174)	(119,154)	(127)
Beginning Balance at Dec. 31, 2025			$ 0	[1]		124,773	[1]	(3,578)	(125,129)	(3,934)
Beginning Balance (in shares) at Dec. 31, 2025 | shares			136,787		136,787
Stock-based compensation expense						255				255
Exercise of stock options into common stock (in shares) | shares			102		102
Cashless exercise of warrants into common stock (in shares) | shares			38,613		38,613
Common stock issued for settlement of debt						342				342
Common stock issued for settlement of debt (in shares) | shares			7,703		7,703
Issuance of common stock						555				555
Issuance of common stock (in shares) | shares			13,543		13,543
Issuance of common stock, net of issuance costs			$ 0			2,466				2,465
Issuance of common stock, net of issuance costs (in shares) | shares			227,307		227,307
Issuance of Series A-1 Preferred Stock and warrants, net of issuance costs						4,446				4,446
Issuance of Series A-1 Preferred Stock and warrants, net of issuance costs (in shares) | shares		5,786.5
Exchange of notes payable for Series A-1 Preferred Stock						7,862				7,862
Exchange of notes payable for Series A-1 Preferred Stock (in shares) | shares		5,625
Issuance of Series A-1 Preferred Stock for ELOC, net of issuance costs						11,874				11,874
Issuance of Series A-1 Preferred Stock for ELOC, net of issuance costs (in shares) | shares		10,000
Foreign currency translation adjustment								910		910
Net loss									(19,369)	(19,369)
Ending Balance at Mar. 31, 2026			$ 0			152,572		(2,668)	(144,498)	5,406
Ending Balance (in shares) at Mar. 31, 2026 | shares		21,411.5	424,055		424,055
Beginning Balance at Dec. 31, 2025			$ 0	[1]		124,773	[1]	(3,578)	(125,129)	$ (3,934)
Beginning Balance (in shares) at Dec. 31, 2025 | shares			136,787		136,787
Exercise of stock options into common stock (in shares) | shares										102
Foreign currency translation adjustment										$ 3,578
Net loss										(22,626)
Ending Balance at Jun. 30, 2026			$ 0			157,436			(147,755)	9,681
Ending Balance (in shares) at Jun. 30, 2026 | shares		26,411.5	513,652		513,652
Beginning Balance at Mar. 31, 2026			$ 0			152,572		(2,668)	(144,498)	5,406
Beginning Balance (in shares) at Mar. 31, 2026 | shares		21,411.5	424,055		424,055
Stock-based compensation expense						212				212
Fair value of warrants issued related to broker fees						3				3
Exercise of stock options into common stock (in shares) | shares			6,997		6,997
Issuance of common stock, net of issuance costs			$ 0			1,571				1,571
Issuance of common stock, net of issuance costs (in shares) | shares			82,600		82,600
Issuance of Series A-1 Preferred Stock and warrants, net of issuance costs						3,041				3,041
Issuance of Series A-1 Preferred Stock and warrants, net of issuance costs (in shares) | shares		5,000
Foreign currency translation adjustment								$ 2,668		2,668
Exercise of warrants into common stock						37				37
Net loss									(3,257)	(3,257)
Ending Balance at Jun. 30, 2026			$ 0			$ 157,436			$ (147,755)	$ 9,681
Ending Balance (in shares) at Jun. 30, 2026 | shares		26,411.5	513,652		513,652

[1]	reflects a one-for-fifty (1:50) reverse stock split effected on August 20, 2026